SUBSEQUENT EVENTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended				0 Months Ended		3 Months Ended						3 Months Ended	12 Months Ended	0 Months Ended					0 Months Ended
	Feb. 03, 2013	Apr. 29, 2012	Feb. 03, 2013	Jan. 30, 2011	Aug. 04, 2013	Jan. 29, 2012	Nov. 08, 2012 Old Senior Subordinated Notes	May 15, 2012 Old Senior Subordinated Notes	Feb. 03, 2013 Old Senior Subordinated Notes	Feb. 08, 2013 Old Senior Subordinated Notes	Jan. 29, 2012 Old Senior Subordinated Notes	Aug. 04, 2013 11.5% Senior Unsecured Notes due 2020	Feb. 03, 2013 11.5% Senior Unsecured Notes due 2020	Oct. 15, 2012 11.5% Senior Unsecured Notes due 2020	May 05, 2013 Exchange Offer	Feb. 03, 2013 Exchange Offer	Feb. 15, 2013 Debt Modification Term Loan Facility	Feb. 15, 2013 Debt Modification Term Loan Facility LIBOR	Feb. 15, 2013 Debt Modification Term Loan Facility Prime	Feb. 08, 2013 Repayment of Debt Old Senior Subordinated Notes	Feb. 05, 2013 Subsequent Event Exchange Offer 11.5% Senior Unsecured Notes due 2020	Feb. 15, 2013 Subsequent Event Debt Modification Term Loan Facility	Feb. 15, 2013 Subsequent Event Debt Modification Term Loan Facility LIBOR	Feb. 15, 2013 Subsequent Event Debt Modification Term Loan Facility Prime	Feb. 08, 2013 Subsequent Event Repayment of Debt Old Senior Subordinated Notes
Subsequent event - debt redemption
Debt redeemed							$ 930	$ 1												$ 889					$ 889
Optional prepayment price percentage							103.375%	97.00%		103.375%										103.375%					103.375%
Loss on extinguishment of debt	489	220	709	5					37						220	220	5			34		2			34
Premium Payment for redeeming notes prior to maturity									31											30					30
Write-off of unamortized deferred debt cost									5						46	46	1			4					4
Deferred tax asset	42		42		3	58																			131
Percentage added to reference rate																		3.25%	2.25%			2.75%	3.25%	2.25%
Reference rate																		LIBOR	Prime				LIBOR	Prime
Interest rate floor																		1.25%					1.25%
Premium as a percentage of aggregate principal amount of debt being prepaid																	1.00%					1.00%
Financing fees																	30					30
Unamortized financing fees																	27					27
Non-deferred financing fees recorded as Other non-operating expense																						$ 1
Note issued, interest rate									13.50%	13.50%	13.50%	11.50%	11.50%	11.50%							11.50%